Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
Future minimum lease payments under cancellable operating leases are as follows:

	December 31,
	2018	2017	2016
Within 1 year	2,120	2,006	1,984
After 1 year but not more than 5 years	7,734	7,335	7,362
More than 5 years	6,936	8,814	10,638
Total	16,790	18,155	19,984

Disclosure of finance lease and operating lease by lessor [text block]
Future minimum lease payments under cancellable operating sub-leases areas follows:

	December 31,
	2018	2017	2016
Within 1 year	243	300	289
After 1 year but not more than 5 years	-	243	646
Total	243	543	935